Shareholders’ Equity - Schedule of Warrants and Pre-Funded Warrants Outstanding (Details)	6 Months Ended
	Jun. 30, 2026 $ / shares shares
Rights offering Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	323,100
Exercise price | $ / shares	$ 30
Expiration date	Aug. 01, 2030
Rights offering Pre-Funded Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	1,306
Exercise price | $ / shares	$ 0.003
Series B Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	133,334
Exercise price | $ / shares	$ 3
Expiration date	Jun. 18, 2031
Series B Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	133,333
Exercise price | $ / shares	$ 16.5
Expiration date	Mar. 26, 2031
Series C Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	133,333
Exercise price | $ / shares	$ 3
Expiration date	Jun. 18, 2027
Series C Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	133,334
Exercise price | $ / shares	$ 16.5
Expiration date	Mar. 26, 2027
Series D Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	1,833,334
Exercise price | $ / shares	$ 3
Expiration date	Jun. 17, 2031
Series E Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	1,833,334
Exercise price | $ / shares	$ 3
Expiration date	Jun. 17, 2027
Pre-Funded Warrants [Member]
Schedule of Warrants and Pre-Funded Warrants Outstanding [Line Items]
Number of warrants outstanding | shares	1,833,334	[1]
Exercise price | $ / shares	$ 0.0001	[1]

[1]	See Note 11- Subsequent events for further information regarding pre-funded warrants exercise after period end.